Equity (Details) $ / shares in Units, $ in Millions				3 Months Ended		12 Months Ended
	Dec. 28, 2022 $ / shares	Mar. 23, 2022 USD ($) shares	Aug. 20, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Equity (Details) [Line Items]
Total authorized shares				1,010,000,000		1,010,000,000
Common stock, authorized				1,000,000		1,000,000	1,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, authorized				10,000		10,000	10,000
Preferred stock per share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights, number of votes				1		1
Number of warrants issue						1
Warrant exercisable shares						319,411,000
Temporary Equity, Stock Issued During Period, Value, New Issues (in Dollars) | $
Common stock shares issued			19,600,000			1,809,515
Shares of common stock (in Dollars) | $			$ 196.0			$ 4.3
Sale of Stock, Remaining Commitment Amount Available (in Dollars) | $						120.7
Price per share (in Dollars per share) | $ / shares	$ 1
Agreement amount (in Dollars) | $				$ 120.7		$ 120.7
Xos common stock [Member]
Equity (Details) [Line Items]
Common stock, authorized				1,000,000,000		1,000,000,000
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Xos Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, authorized				10,000,000		10,000,000
Preferred stock per share (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Standby Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Sale of stock, request period in force		36 months
Common stock shares issued		18,582
Shares of common stock (in Dollars) | $		$ 125.0
Legacy Xos [Member]
Equity (Details) [Line Items]
Preferred stock, authorized								25,794,475
Issuance of preferred shares								1,411,764
Number of warrants issue								1
Warrant exercisable shares								319,411
Aggregate cash proceeds (in Dollars) | $								$ 9.6
Subscription receivable (in Dollars) | $								2.4
Additional shares					3,739,846
Temporary Equity, Stock Issued During Period, Value, New Issues (in Dollars) | $					$ 31.8
Temporary equity, stock issued during period, value, conversion of convertible securitie (in Dollars) | $								21.5
Temporary equity, stock issued during period, value, conversion of convertible securities, accrued interest (in Dollars) | $								$ 2.5
Temporary equity, stock issued during period, shares, conversion of convertible securities								21,570,308
Reduction of fair value of non-voting shares, percent								3.00%
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Equity (Details) [Line Items]
Sale of stock, maximum consideration to be received on transaction (in Dollars) | $		$ 125.0
Common stock shares issued		18,582